STATEMENT OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net loss	$ (2,472,292)	$ (377,557)
Common stock issued for services	649,622	72,885
Preferred stock issued for services	34,800
Loss on derivative liability	557,747
Convertible debt issued for rent expense	16,601
Amortization of debt discount	310,107
Accounts receivable (increase/decrease)	(26,503)	3,326
Inventory (increase/decrease)	1,461	2,612
Prepaid expenses and other current assets (increase/decrease)	446	771
Accounts payable and accrued liabilities (increase/decrease)	36,739	56,467
Net cash used in operating activities	(891,272)	(241,496)
Cash flows from investing activities:
Issuance of preferred stock for cash		82,500
Borrowings on debt		33,500
Deposit made on acquisition of investment	(279,180)
Net cash used in investing activities	(279,180)	116,000
Cash flows from financing activities:
Borrowings on convertible note	888,500
Proceeds from sale of common stock	31,506
Proceeds from exercise of Series A preferred warrants	40,000
Proceeds from sale of Series A preferred stock	270,000
Net cash provided by financing activities	1,230,006
Net increase in cash and cash equivalents	59,554	(125,496)
Cash and cash equivalents beginning of period	35,848	130,556
Cash and cash equivalents end of period	$ 95,402	$ 5,060